Consolidated Statements of Comprehensive Income (Loss) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Income (Loss)	$ 1,262,000,000	$ 1,949,000,000	$ 1,218,000,000
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	(15,000,000)	(34,000,000)	26,000,000
Securities Available for Sale, Net of Tax	2,000,000	(2,000,000)	(8,000,000)
Amortization of Pension and OPEB Deferred Costs, Net of Tax	31,000,000	24,000,000	22,000,000
Pension and OPEB Funded Status, Net of Tax	115,000,000	(77,000,000)	(47,000,000)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	133,000,000	(89,000,000)	(7,000,000)
TOTAL COMPREHENSIVE INCOME (LOSS)	1,395,000,000	1,860,000,000	1,211,000,000
Total Comprehensive Income Attributable to Noncontrolling Interest	3,000,000	3,000,000	4,000,000
TOTAL COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO SHAREHOLDERS	1,392,000,000	1,857,000,000	1,207,000,000
Preferred Stock Dividend Requirements of Subsidiaries Including Capital Stock Expense	0	5,000,000	3,000,000
TOTAL COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO COMMON SHAREHOLDERS	1,392,000,000	1,852,000,000	1,204,000,000
Appalachian Power Co [Member]
Net Income (Loss)	257,503,000	162,758,000	136,668,000
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	1,718,000	(229,000)	7,137,000
Amortization of Pension and OPEB Deferred Costs, Net of Tax	3,597,000	3,109,000	4,172,000
Pension and OPEB Funded Status, Net of Tax	23,330,000	(13,400,000)	(9,078,000)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	28,645,000	(10,520,000)	2,231,000
TOTAL COMPREHENSIVE INCOME (LOSS)	286,148,000	152,238,000	138,899,000
Preferred Stock Dividend Requirements of Subsidiaries Including Capital Stock Expense	0	1,745,000	900,000
Indiana Michigan Power Co [Member]
Net Income (Loss)	118,457,000	149,674,000	126,091,000
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	(4,809,000)	(6,599,000)	1,211,000
Amortization of Pension and OPEB Deferred Costs, Net of Tax	1,113,000	948,000	873,000
Pension and OPEB Funded Status, Net of Tax	3,034,000	(1,681,000)	(1,272,000)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(662,000)	(7,332,000)	812,000
TOTAL COMPREHENSIVE INCOME (LOSS)	117,795,000	142,342,000	126,903,000
Preferred Stock Dividend Requirements of Subsidiaries Including Capital Stock Expense	0	626,000	339,000
Ohio Power Co [Member]
Net Income (Loss)	343,534,000	464,993,000	541,616,000
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	(523,000)	(2,743,000)	(981,000)
Amortization of Pension and OPEB Deferred Costs, Net of Tax	12,961,000	10,946,000	9,522,000
Pension and OPEB Funded Status, Net of Tax	19,559,000	(25,770,000)	(20,245,000)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	31,997,000	(17,567,000)	(11,704,000)
TOTAL COMPREHENSIVE INCOME (LOSS)	375,531,000	447,426,000	529,912,000
Preferred Stock Dividend Requirements of Subsidiaries Including Capital Stock Expense	0	1,259,000	881,000
Public Service Co of Oklahoma [Member]
Net Income (Loss)	114,141,000	124,628,000	72,787,000
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	(668,000)	(1,345,000)	9,093,000
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(668,000)	(1,345,000)	9,093,000
TOTAL COMPREHENSIVE INCOME (LOSS)	113,473,000	123,283,000	81,880,000
Preferred Stock Dividend Requirements of Subsidiaries Including Capital Stock Expense	0	434,000	200,000
Southwestern Electric Power Co [Member]
Net Income (Loss)	202,513,000	165,126,000	146,684,000
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	(25,000)	(11,334,000)	745,000
Amortization of Pension and OPEB Deferred Costs, Net of Tax	665,000	511,000	937,000
Pension and OPEB Funded Status, Net of Tax	8,315,000	(3,501,000)	(1,182,000)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	8,955,000	(14,324,000)	500,000
TOTAL COMPREHENSIVE INCOME (LOSS)	211,468,000	150,802,000	147,184,000
Total Comprehensive Income Attributable to Noncontrolling Interest	3,622,000	3,841,000	4,093,000
TOTAL COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO SHAREHOLDERS	207,846,000	146,961,000	143,091,000
Preferred Stock Dividend Requirements of Subsidiaries Including Capital Stock Expense	$ 0	$ 579,000	$ 229,000